Common Stock (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 29, 2018	Sep. 26, 2017	Sep. 16, 2017	Dec. 03, 2016	Jan. 28, 2016	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Number of shares issued during period												1,679,276
Number of common stock shares issued, value												$ 2,978,500		$ 796,000	$ 1,524,030
Number of warrant purchase shares			275,000							500,000		500,000				2,000,000	100,000
Warrant exercise price per share			$ 0.08							$ 0.14		$ 0.14				$ 0.25	$ 0.40
Share based compensation												$ 2,960,733	$ 1,824,045	$ 2,533,245	1,301,402
Number of common stock shares issued upon conversion	1,250,000													1,026,195
Fair value of common shares issued	$ 125,000											3,065,837		$ 181,845
Proceeds from sale of common stock												2,978,500	470,000	796,000	1,524,030
Share based compensation - shares issued for vendor services															726,839
Debt extinguishment			$ 10,057							$ (1,074,602)	$ (424,331)	$ (423,028)	$ (977,201)	$ (977,203)	$ (455,975)
Exercise price of common stock granted												$ 0.46		$ 0.17	$ 0.09
Vendor [Member] | Accounts Payable [Member]
Share based compensation - shares issued for vendor services, shares														400,000
Share based compensation - shares issued for vendor services														$ 30,000
Fair value of shares issued														56,000
Debt extinguishment														$ 26,000
Purchase Agreement [Member] | Kodiak Capital Group, LLC [Member]
Number of shares issued during period						656,168
Number of common stock shares issued, value						$ 50,000
Number of warrant purchase shares							4,000,000				4,000,000		4,000,000	100,000
Warrant exercise price per share							$ 0.25				$ 0.25		$ 0.25	$ 0.25
Investment amount							$ 25,000				$ 25,000		$ 25,000
Beneficial ownership, percentage							9.99%				9.99%		9.99%
Common stock conversion percentage							80.00%
Proceeds from sale of common stock		$ 2,000,000					$ 2,000,000
Stock Repurchase Agreements [Member] | Three Former Employee and Consultants [Member]
Number of restricted common stock shares issued during the period					9,011,324
Exercise price of common stock granted					$ 0.02
Share repurchases									8,311,324						8,311,324
Number of common stock shares repurchase during the period															166,226
Conversion of Debt [Member]
Number of common stock shares issued upon conversion														1,026,195
Fair value of common shares issued														$ 181,845
Series A Preferred Stock [Member]
Number of shares issued during period														630,000
Conversion of stock, shares converted														2,862,006
Conversion of stock, amount														$ 303,641
Preferred stock, redemption shares														630,000
Stock Subscription to Investors [Member]
Number of shares issued during period				31,335,556										11,182,143
Number of common stock shares issued, value				$ 1,524,030										$ 796,000
Number of warrant purchase shares														100,000
Warrant exercise price per share														$ 0.40
Warrant expiration														May 21, 2019
Consultants and Vendor [Member]
Number of common stock shares issued for service														8,280,435	6,388,334
Share based compensation														$ 1,647,160	$ 726,789
Two Officers and Lead Director [Member]
Number of common stock shares issued for service														4,500,000
Share based compensation														$ 441,000
Note Holder [Member]
Number of shares issued during period								50,000	240,000
Number of common stock shares issued, value								$ 12,500	$ 21,600
Number of warrant purchase shares										1,000,000		1,000,000		4,830,000
Warrant exercise price per share										$ 0.14		$ 0.14		$ 0.15
Number of common stock shares issued upon conversion												18,647,831
Board of Directors [Member]
Number of common stock shares issued for service															1,150,000
Share based compensation															$ 116,682